UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® High Income
Central Fund 2

November 30, 2009

1.861968.101

HICII-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.4%
	Principal Amount	Value
Convertible Bonds - 1.4%
Building Materials - 0.2%
General Cable Corp.:
0.875% 11/15/13	$ 340,000	$ 295,163
1% 10/15/12	420,000	389,130
		684,293
Capital Goods - 0.2%
AGCO Corp. 1.75% 12/31/33	700,000	990,500
Chemicals - 0.1%
Ferro Corp. 6.5% 8/15/13	630,000	552,825
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	921,300
Food and Drug Retail - 0.3%
Rite Aid Corp. 8.5% 5/15/15	1,645,000	1,538,075
Homebuilding/Real Estate - 0.0%
Ventas, Inc. 3.875% 11/15/11 (e)	70,000	78,006
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	770,000	754,600
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,140,000	948,338
TOTAL CONVERTIBLE BONDS		6,467,937
Nonconvertible Bonds - 81.0%
Aerospace - 0.6%
Bombardier, Inc. 6.3% 5/1/14 (e)	685,000	661,025
Sequa Corp.:
11.75% 12/1/15 (e)	2,275,000	2,024,750
13.5% 12/1/15 pay-in-kind (e)	15,000	12,838
		2,698,613
Air Transportation - 0.3%
Continental Airlines, Inc. 9.25% 5/10/17	470,000	474,700
Delta Air Lines, Inc.:
8.3% 12/15/29 (a)	5,950,000	59,500
9.5% 9/15/14 (e)	280,000	283,500
Delta Air Lines, Inc. pass-thru trust certificates:
7.779% 1/2/12	122,757	121,836
10.06% 1/2/16 (a)	32,208	16,104
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	380,599	289,255
		1,244,895
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - 3.8%
Commercial Vehicle Group, Inc. 8% 7/1/13	$ 115,000	$ 69,000
Ford Motor Co. 7.45% 7/16/31	1,540,000	1,310,925
Ford Motor Credit Co. LLC:
7.5% 8/1/12	1,320,000	1,306,800
7.8% 6/1/12	1,100,000	1,105,500
8% 12/15/16	1,050,000	1,045,740
9.875% 8/10/11	700,000	726,464
General Motors Acceptance Corp. 7% 2/1/12	335,000	319,925
General Motors Corp.:
7.2% 1/15/11 (b)	300,000	61,500
8.25% 7/15/23 (b)	500,000	105,000
8.375% 7/15/33 (b)	1,805,000	397,100
GMAC LLC 6.625% 5/15/12	675,000	636,188
Navistar International Corp. 8.25% 11/1/21	865,000	849,863
Tenneco, Inc.:
8.125% 11/15/15	2,820,000	2,834,100
8.625% 11/15/14	1,720,000	1,685,600
10.25% 7/15/13	355,000	363,875
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	905,000	929,888
10.5% 5/15/16	2,780,000	3,016,300
TRW Automotive, Inc.:
7% 3/15/14 (e)	1,280,000	1,211,200
8.875% 12/1/17 (e)	260,000	260,650
		18,235,618
Banks and Thrifts - 2.7%
Bank of America Corp. 8.125% (f)	660,000	577,500
CIT Group, Inc.:
4.75% 12/15/10 (b)	680,000	478,153
5% 2/13/14 (b)	465,000	325,475
5% 2/1/15 (b)	155,000	108,500
5.125% 9/30/14 (b)	1,695,000	1,186,500
5.4% 3/7/13 (b)	660,000	462,900
7.625% 11/30/12 (b)	1,685,000	1,213,385
Citigroup Capital XXI 8.3% 12/21/77 (f)	670,000	592,950
GMAC LLC:
6.625% 5/15/12 (e)	790,000	748,525
6.75% 12/1/14 (e)	1,878,000	1,671,420
6.875% 9/15/11 (e)	1,489,000	1,433,163
6.875% 8/28/12 (e)	567,000	537,233
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC: - continued
7.5% 12/31/13 (e)	$ 835,000	$ 768,200
8% 11/1/31 (e)	600,000	513,000
Wells Fargo & Co. 7.98% (f)	980,000	906,500
Wells Fargo Capital XIII 7.7% (f)	510,000	461,550
Zions Bancorp 7.75% 9/23/14	940,000	836,600
		12,821,554
Broadcasting - 0.5%
Clear Channel Communications, Inc. 10.75% 8/1/16	1,265,000	796,950
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	1,577,141	1,103,243
7% 1/15/14	521,000	365,351
		2,265,544
Building Materials - 2.8%
Building Materials Corp. of America 7.75% 8/1/14	1,035,000	1,022,063
Coleman Cable, Inc. 9.875% 10/1/12	3,540,000	3,540,000
General Cable Corp.:
2.6647% 4/1/15 (f)	1,240,000	1,072,600
7.125% 4/1/17	1,505,000	1,452,325
Nortek, Inc.:
8.5% 9/1/14 (b)	1,740,000	1,244,100
10% 12/1/13 (b)	4,225,000	4,330,625
Owens Corning:
6.5% 12/1/16	350,000	348,032
9% 6/15/19	405,000	439,425
		13,449,170
Cable TV - 3.3%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	1,780,000	1,822,275
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (e)	1,310,000	1,288,778
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10 (b)	560,000	695,800
10.25% 9/15/10 (b)	2,030,000	2,527,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
10% 4/30/12 (e)(f)	3,250,000	3,298,750
12.875% 9/15/14 (e)	2,140,000	2,343,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	$ 750,000	$ 784,688
8.625% 2/15/19 (e)	785,000	836,025
EchoStar Communications Corp.:
7% 10/1/13	450,000	447,188
7.125% 2/1/16	1,835,000	1,816,650
Kabel Deutschland GmbH 10.625% 7/1/14	70,000	72,800
		15,933,604
Capital Goods - 0.9%
Baldor Electric Co. 8.625% 2/15/17	1,270,000	1,295,400
Esco Corp.:
4.174% 12/15/13 (e)(f)	90,000	78,300
8.625% 12/15/13 (e)	550,000	539,000
SPX Corp. 7.625% 12/15/14	1,630,000	1,662,600
Terex Corp. 10.875% 6/1/16	680,000	731,000
		4,306,300
Chemicals - 1.9%
Huntsman International LLC 5.5% 6/30/16 (e)	1,245,000	1,067,588
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,145,000	3,015,269
Nalco Co. 8.25% 5/15/17 (e)	460,000	479,550
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	470,400
8.375% 11/1/16 (e)	1,080,000	1,085,400
8.625% 11/1/19 (e)	865,000	874,731
Phibro Animal Health Corp. 10% 8/1/13 (e)	370,000	376,013
PolyOne Corp. 8.875% 5/1/12	935,000	956,038
Terra Capital, Inc. 7.75% 11/1/19 (e)	840,000	894,600
		9,219,589
Consumer Products - 0.4%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	2,000,000	1,905,000
Containers - 0.8%
Berry Plastics Corp. 5.0344% 2/15/15 (f)	3,780,000	3,416,175
Berry Plastics Holding Corp. 8.875% 9/15/14	745,000	674,225
		4,090,400
Diversified Financial Services - 0.6%
Capital One Capital V 10.25% 8/15/39	1,650,000	1,815,000
Sprint Capital Corp. 8.75% 3/15/32	1,315,000	1,125,969
		2,940,969
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - 1.1%
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (e)	$ 340,000	$ 346,800
Interpublic Group of Companies, Inc. 10% 7/15/17	510,000	553,350
Liberty Media Corp. 5.7% 5/15/13	505,000	475,331
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	660,000	574,200
10% 8/1/14	1,060,000	1,083,850
11.5% 5/1/16	1,775,000	1,903,688
11.625% 2/1/14	535,000	577,800
		5,515,019
Electric Utilities - 4.6%
AES Corp.:
8% 10/15/17	2,295,000	2,295,000
8.75% 5/15/13 (e)	804,000	820,080
9.75% 4/15/16 (e)	660,000	711,150
CMS Energy Corp.:
8.5% 4/15/11	1,580,000	1,635,300
8.75% 6/15/19	590,000	646,050
Edison Mission Energy 7.2% 5/15/19	3,260,000	2,363,500
Energy Future Holdings:
10.875% 11/1/17	1,065,000	750,825
12% 11/1/17 pay-in-kind (f)	491,416	303,449
Mirant Americas Generation LLC:
8.3% 5/1/11	2,615,000	2,660,763
8.5% 10/1/21	235,000	211,500
9.125% 5/1/31	2,845,000	2,418,250
NRG Energy, Inc.:
7.25% 2/1/14	730,000	733,650
7.375% 2/1/16	1,195,000	1,183,050
NSG Holdings II, LLC 7.75% 12/15/25 (e)	975,000	872,625
RRI Energy, Inc. 7.875% 6/15/17	2,265,000	2,157,413
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	3,375,000	2,396,250
		22,158,855
Energy - 5.1%
Ashland, Inc. 9.125% 6/1/17 (e)	515,000	556,200
Chesapeake Energy Corp.:
6.5% 8/15/17	3,175,000	2,944,813
6.625% 1/15/16	480,000	451,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.875% 1/15/16	$ 10,000	$ 9,400
7% 8/15/14	25,000	24,625
7.5% 6/15/14	690,000	693,450
7.625% 7/15/13	1,150,000	1,158,625
9.5% 2/15/15	1,155,000	1,209,863
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	1,128,000	974,366
11.75% 7/15/14 (e)	470,000	512,300
El Paso Corp. 8.25% 2/15/16	475,000	491,625
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	500,000	502,500
Forest Oil Corp. 7.25% 6/15/19	2,660,000	2,540,300
Headwaters, Inc. 11.375% 11/1/14 (e)	185,000	189,163
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	1,875,000	1,879,688
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	950,000	959,500
OPTI Canada, Inc.:
7.875% 12/15/14	295,000	233,050
8.25% 12/15/14	3,025,000	2,412,438
Petrohawk Energy Corp. 9.125% 7/15/13	970,000	1,008,800
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,176,463
7.625% 6/1/18	350,000	345,188
10% 3/1/16	1,395,000	1,506,600
Range Resources Corp. 7.375% 7/15/13	1,425,000	1,451,719
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	315,000	311,850
		24,543,726
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (e)	470,000	470,000
Food and Drug Retail - 1.5%
Federated Retail Holdings, Inc. 5.35% 3/15/12	1,005,000	1,005,000
Rite Aid Corp.:
7.5% 3/1/17	1,400,000	1,263,500
9.375% 12/15/15	35,000	29,488
9.5% 6/15/17	520,000	427,700
10.25% 10/15/19 (e)	335,000	341,700
10.375% 7/15/16	1,640,000	1,681,000
SUPERVALU, Inc.:
7.5% 11/15/14	670,000	678,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food and Drug Retail - continued
SUPERVALU, Inc.: - continued
8% 5/1/16	$ 1,010,000	$ 1,022,625
Tops Markets LLC 10.125% 10/15/15 (e)	815,000	831,300
		7,280,688
Food/Beverage/Tobacco - 1.1%
Constellation Brands, Inc.:
7.25% 5/15/17	529,000	530,323
8.375% 12/15/14	2,320,000	2,459,200
Dean Foods Co. 7% 6/1/16	1,327,413	1,280,954
Smithfield Foods, Inc.:
7.75% 7/1/17	725,000	616,250
10% 7/15/14 (e)	605,000	629,200
		5,515,927
Gaming - 1.5%
MGM Mirage, Inc.:
5.875% 2/27/14	1,905,000	1,466,850
6.75% 4/1/13	720,000	590,400
13% 11/15/13	880,000	990,000
Mohegan Tribal Gaming Authority:
6.875% 2/15/15	370,000	225,700
7.125% 8/15/14	610,000	390,400
11.5% 11/1/17 (e)	350,000	344,750
NCL Corp. Ltd. 11.75% 11/15/16 (e)	3,315,000	3,273,563
		7,281,663
Healthcare - 6.9%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	479,550
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	1,070,000	1,171,650
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	3,955,000	4,212,075
Carriage Services, Inc. 7.875% 1/15/15	700,000	658,000
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,045,000
DaVita, Inc.:
6.625% 3/15/13	1,000,000	978,750
7.25% 3/15/15	685,000	681,575
HCA, Inc.:
7.875% 2/15/20 (e)	2,290,000	2,347,250
8.5% 4/15/19 (e)	1,420,000	1,496,325
9.125% 11/15/14	770,000	804,650
9.25% 11/15/16	2,625,000	2,769,375
9.625% 11/15/16 pay-in-kind (f)	2,607,000	2,750,385
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	$ 540,000	$ 548,100
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (e)	575,000	562,063
9% 5/15/16	735,000	746,025
Omega Healthcare Investors, Inc. 7% 1/15/16	170,000	161,500
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	370,000	347,800
Senior Housing Properties Trust 7.875% 4/15/15	313,000	300,480
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	1,335,000	1,431,788
9.25% 2/1/15	1,595,000	1,666,775
Ventas Realty LP:
6.5% 6/1/16	2,550,000	2,409,750
6.5% 6/1/16	205,000	193,725
7.125% 6/1/15	128,000	125,440
VWR Funding, Inc. 11.25% 7/15/15 pay-in-kind (d)	5,005,000	4,662,470
		33,550,501
Homebuilding/Real Estate - 1.6%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	1,620,000	1,790,100
KB Home 5.875% 1/15/15	175,000	163,625
Realogy Corp. 10.5% 4/15/14	2,360,000	1,923,400
Rouse Co.:
5.375% 11/26/13 (b)	1,670,000	1,586,500
7.2% 9/15/12 (b)	375,000	375,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	1,720,000	1,685,600
		7,524,225
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	1,650,000	1,592,250
9% 5/15/17 (e)	135,000	143,100
Host Marriott LP 7.125% 11/1/13	1,170,000	1,149,525
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	3,130,000	3,298,238
		6,183,113
Leisure - 0.8%
Harrah's Escrow Corp. 11.25% 6/1/17 (e)	850,000	867,000
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	200,000	190,000
11.875% 7/15/15	1,590,000	1,772,850
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Leisure - continued
Royal Caribbean Cruises Ltd.: - continued
yankee:
7% 6/15/13	$ 324,000	$ 307,800
7.25% 6/15/16	205,000	191,419
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	243,000	243,000
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15 (e)	540,000	529,200
		4,101,269
Metals/Mining - 4.4%
Arch Coal, Inc. 8.75% 8/1/16 (e)	665,000	684,950
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.:
8.25% 12/15/17 (e)	1,100,000	1,086,250
8.5% 12/15/19 (e)	800,000	796,000
Drummond Co., Inc.:
7.375% 2/15/16 (e)	515,000	484,100
9% 10/15/14 (e)	360,000	368,100
FMG Finance Property Ltd.:
10% 9/1/13 (e)	1,150,000	1,184,500
10.625% 9/1/16 (e)	2,995,000	3,249,575
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530,000	522,050
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (f)	1,530,000	1,526,175
8.375% 4/1/17	935,000	1,009,800
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,970,000
Novelis, Inc.:
7.25% 2/15/15 (d)	1,650,000	1,476,750
11.5% 2/15/15 (e)	225,000	234,000
Peabody Energy Corp. 7.375% 11/1/16	940,000	951,750
Teck Resources Ltd.:
9.75% 5/15/14	1,895,000	2,141,350
10.25% 5/15/16	1,640,000	1,869,600
10.75% 5/15/19	1,465,000	1,714,050
		21,269,000
Paper - 2.7%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	550,000	562,375
Cascades, Inc. 7.75% 12/15/17 (e)	1,875,000	1,858,594
Domtar Corp.:
7.125% 8/15/15	470,000	458,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp.: - continued
9.5% 8/1/16	$ 550,000	$ 580,250
10.75% 6/1/17	915,000	1,052,250
Georgia-Pacific Corp.:
7.125% 1/15/17 (e)	870,000	879,788
8.125% 5/15/11	1,120,000	1,173,200
9.5% 12/1/11	926,000	1,002,395
Graphic Packaging International, Inc.:
9.5% 8/15/13	355,000	362,100
9.5% 6/15/17	1,025,000	1,073,688
NewPage Corp.:
10% 5/1/12	800,000	516,000
11.375% 12/31/14 (e)	885,000	869,513
Rock-Tenn Co.:
9.25% 3/15/16	265,000	285,538
9.25% 3/15/16 (e)	235,000	253,213
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (e)	765,000	835,763
Verso Paper Holdings LLC/Verso Paper, Inc. 9.125% 8/1/14	1,585,000	1,466,125
		13,229,042
Publishing/Printing - 2.9%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	368,238
Cenveo Corp.:
7.875% 12/1/13	2,030,000	1,859,988
10.5% 8/15/16 (e)	2,930,000	2,922,675
The Reader's Digest Association, Inc. 9% 2/15/17 (b)	2,030,000	30,450
TL Acquisitions, Inc.:
10.5% 1/15/15 (e)	6,650,000	6,167,875
13.25% 7/15/15 (e)	595,000	565,994
Valassis Communications, Inc. 8.25% 3/1/15	2,355,000	2,307,900
		14,223,120
Railroad - 0.2%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16	380,000	431,300
Kansas City Southern Railway Co. 8% 6/1/15	565,000	574,888
		1,006,188
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	$ 920,000	$ 924,600
Landry's Restaurants, Inc. 11.625% 12/1/15 (e)	235,000	238,525
		1,163,125
Services - 4.7%
ARAMARK Corp.:
3.7806% 2/1/15 (f)	3,735,000	3,324,150
8.5% 2/1/15	650,000	648,375
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.7725% 5/15/14 (f)	950,000	764,750
7.625% 5/15/14	800,000	736,000
7.75% 5/15/16	1,540,000	1,378,300
Corrections Corp. of America 6.25% 3/15/13	1,450,000	1,451,813
Hertz Corp. 8.875% 1/1/14	3,540,000	3,531,150
Iron Mountain, Inc. 6.625% 1/1/16	155,000	151,900
Penhall International Corp. 12% 8/1/14 (e)	190,000	104,500
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)	4,920,000	4,969,200
The Geo Group, Inc. 7.75% 10/15/17 (e)	240,000	243,000
United Rentals North America, Inc.:
7% 2/15/14	375,000	330,000
7.75% 11/15/13	1,805,000	1,665,113
9.25% 12/15/19	1,380,000	1,361,025
10.875% 6/15/16 (e)	2,165,000	2,316,550
		22,975,826
Shipping - 1.2%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,662,075
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)	450,000	461,250
9.5% 12/15/14	635,000	624,681
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,159,850
Trico Shipping AS 11.875% 11/1/14 (e)	440,000	447,700
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	680,000	595,000
		5,950,556
Specialty Retailing - 1.4%
Dollar General Corp. 11.875% 7/15/17 pay-in-kind (f)	299,000	334,880
Michaels Stores, Inc. 10% 11/1/14	1,040,000	1,053,000
Sally Holdings LLC 9.25% 11/15/14	1,726,000	1,786,410
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	3,480,000	3,697,500
		6,871,790
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Steels - 0.4%
Steel Dynamics, Inc. 7.375% 11/1/12	$ 1,810,000	$ 1,805,475
Super Retail - 3.0%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	2,411,000	2,206,065
8% 3/15/14	2,615,000	2,536,550
Macy's Retail Holdings, Inc. 8.875% 7/15/15	1,125,000	1,195,313
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (d)	5,089,697	4,555,279
Sonic Automotive, Inc. 8.625% 8/15/13	2,375,000	2,321,563
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	610,000	549,000
The May Department Stores Co. 5.75% 7/15/14	470,000	450,025
Toys 'R' Us, Inc. 7.875% 4/15/13	845,000	823,875
		14,637,670
Technology - 5.4%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (e)	580,000	546,650
Avaya, Inc.:
9.75% 11/1/15 (e)	635,000	609,600
10.125% 11/1/15 pay-in-kind (d)(e)	5,266,000	4,691,677
Ceridian Corp. 11.25% 11/15/15	1,660,000	1,581,150
First Data Corp.:
9.875% 9/24/15	2,475,000	2,178,000
9.875% 9/24/15	635,000	558,800
10.55% 9/24/15 pay-in-kind (d)	3,915,000	3,178,317
Freescale Semiconductor, Inc.:
8.875% 12/15/14	3,145,000	2,669,476
10.125% 12/15/16	530,000	369,675
Lucent Technologies, Inc.:
6.45% 3/15/29	1,160,000	893,200
6.5% 1/15/28	480,000	369,600
NXP BV:
7.875% 10/15/14	270,000	229,500
10% 7/15/13 (e)	581,000	592,620
Seagate Technology International 10% 5/1/14 (e)	525,000	574,875
Serena Software, Inc. 10.375% 3/15/16	355,000	339,025
SunGard Data Systems, Inc.:
9.125% 8/15/13	3,125,000	3,140,625
10.25% 8/15/15	70,000	71,400
10.625% 5/15/15	230,000	243,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Viasystems, Inc. 12% 1/15/15 (e)	$ 685,000	$ 693,563
Xerox Capital Trust I 8% 2/1/27	2,850,000	2,793,000
		26,324,553
Telecommunications - 10.2%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	1,225,000	1,267,875
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	3,460,000	3,434,050
Clearwire Escrow Corp. 12% 12/1/15 (e)	1,580,000	1,556,300
Cricket Communications, Inc.:
9.375% 11/1/14	1,750,000	1,684,375
10% 7/15/15	2,610,000	2,525,175
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,110,000	1,078,088
9.125% 1/15/15 pay-in-kind (e)(f)	2,129,000	2,089,081
9.25% 9/1/12 (e)	765,000	795,600
Frontier Communications Corp. 8.25% 5/1/14	1,010,000	1,044,088
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (d)(e)	2,740,000	2,534,500
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	6,000,000	6,300,000
Intelsat Subsidiary Holding Co. Ltd.:
8.5% 1/15/13	1,000,000	1,007,500
8.875% 1/15/15	2,425,000	2,461,375
Level 3 Financing, Inc. 4.6013% 2/15/15 (f)	540,000	388,800
MetroPCS Wireless, Inc. 9.25% 11/1/14	1,660,000	1,664,150
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	592,775
6.875% 10/31/13	380,000	361,000
7.375% 8/1/15	4,765,000	4,407,625
Qwest Communications International, Inc. 8% 10/1/15 (e)	1,570,000	1,570,000
Qwest Corp.:
3.549% 6/15/13 (f)	2,060,000	1,933,825
7.5% 10/1/14	75,000	76,125
8.875% 3/15/12	455,000	482,869
Sprint Capital Corp.:
6.9% 5/1/19	4,820,000	4,205,450
7.625% 1/30/11	555,000	560,550
Wind Acquisition Finance SA:
10.75% 12/1/15 (e)	1,025,000	1,091,625
11.75% 7/15/17 (e)	2,100,000	2,310,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Windstream Corp.:
7% 3/15/19	$ 745,000	$ 694,713
8.625% 8/1/16	1,159,000	1,167,693
		49,285,207
Textiles & Apparel - 0.1%
Quiksilver, Inc. 6.875% 4/15/15	650,000	494,000
TOTAL NONCONVERTIBLE BONDS		392,471,794
TOTAL CORPORATE BONDS (Cost $366,635,411)		398,939,731
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (e)(f) (Cost $129,162)	179,606	62,862
Common Stocks - 0.2%
	Shares
Air Transportation - 0.0%
Delta Air Lines, Inc. (a)	680	5,569
Cable TV - 0.0%
Charter Communications, Inc. Class A	6,550	253,836
Chemicals - 0.2%
Georgia Gulf Corp. (a)	62,500	911,875
TOTAL COMMON STOCKS (Cost $1,376,161)		1,171,280
Convertible Preferred Stocks - 0.5%

Banks and Thrifts - 0.5%
Bank of America Corp. Series L, 7.25%	1,966	1,676,015
Huntington Bancshares, Inc. 8.50%	700	592,900
		2,268,915
Technology - 0.0%
Lucent Technologies Capital Trust I 7.75%	100	73,700
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,372,254)		2,342,615
Floating Rate Loans (h) - 14.1%
	Principal Amount	Value
Aerospace - 0.4%
Sequa Corp. term loan 3.881% 12/3/14 (f)	$ 2,450,810	$ 2,107,697
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5344% 4/30/14 (f)	754,659	611,274
Automotive - 1.9%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (f)	5,725,054	4,322,416
Tranche C, term loan 2.1775% 12/27/15 (f)	2,920,946	2,146,895
Ford Motor Co. term loan 3.2869% 12/15/13 (f)	2,666,419	2,343,116
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (f)	280,000	252,000
		9,064,427
Banks and Thrifts - 0.5%
CIT Group, Inc. Tranche A, term loan 9.5% 1/20/12 (f)	2,195,000	2,184,025
Broadcasting - 0.7%
Univision Communications, Inc. Tranche 1LN, term loan 2.5325% 9/29/14 (f)	3,075,000	2,536,875
VNU, Inc. term loan 2.2416% 8/9/13 (f)	710,335	637,525
		3,174,400
Cable TV - 0.8%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.26% 3/6/14 (f)	3,643,389	3,388,352
CSC Holdings, Inc. Tranche B, term loan 2.0494% 3/31/13 (f)	379,860	356,612
		3,744,964
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 5.9988% 5/4/15 pay-in-kind (f)	1,040,000	930,800
Chemicals - 0.2%
Georgia Gulf Corp. term loan 10% 10/3/13 (f)	893,185	886,486
Electric Utilities - 2.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2341% 3/30/12 (f)	34,657	31,538
term loan 3.2825% 3/30/14 (f)	1,099,311	1,000,373
Calpine Corp. Tranche D, term loan 3.165% 3/29/14 (f)	3,218,621	2,912,852
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (f)	2,539,912	1,892,235
Tranche B2, term loan 3.7419% 10/10/14 (f)	6,526,525	4,862,261
		10,699,259
Floating Rate Loans (h) - continued
	Principal Amount	Value
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2341% 11/14/14 (f)	$ 558,813	$ 463,815
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.9934% 6/4/14 (f)	1,309,177	1,125,892
Healthcare - 1.1%
Community Health Systems, Inc.:
Tranche B, term loan 2.5056% 7/25/14 (f)	1,441,929	1,315,760
Tranche DD, term loan 2.5056% 7/25/14 (f)	73,576	67,138
HCA, Inc. Tranche B, term loan 2.5325% 11/17/13 (f)	3,081,313	2,861,923
VWR Funding, Inc. term loan 2.7341% 6/29/14 (f)	1,417,173	1,243,569
		5,488,390
Homebuilding/Real Estate - 0.2%
Realogy Corp.:
Credit-Linked Deposit 3.2457% 10/10/13 (f)	13,788	11,754
Tranche 2LN, term loan 13.5% 10/15/17	795,000	826,800
Tranche B, term loan 3.2869% 10/10/13 (f)	51,212	43,658
Tranche DD, term loan 3.2857% 10/10/13 (f)	337,236	286,651
		1,168,863
Paper - 0.0%
Georgia-Pacific Corp. Tranche B 1LN, term loan 2.2946% 12/20/12 (f)	165,102	156,435
Publishing/Printing - 0.6%
Cengage Learning, Inc. Tranche B, term loan 2.73% 7/5/14 (f)	2,765,051	2,357,206
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (f)	2,776,104	555,221
		2,912,427
Restaurants - 0.7%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5526% 6/14/13 (f)	326,567	262,887
term loan 2.5625% 6/14/14 (f)	3,862,600	3,109,393
		3,372,280
Services - 0.3%
ServiceMaster Co.:
term loan 2.7652% 7/24/14 (f)	1,678,645	1,460,421
Tranche DD, term loan 2.74% 7/24/14 (f)	167,168	145,436
		1,605,857
Floating Rate Loans (h) - continued
	Principal Amount	Value
Specialty Retailing - 0.6%
Michaels Stores, Inc.:
Tranche B1, term loan 2.5625% 10/31/13 (f)	$ 1,387,402	$ 1,193,165
Tranche B2, term loan 4.8125% 7/31/16 (f)	1,867,129	1,666,413
		2,859,578
Super Retail - 0.4%
Dollar General Corp. Tranche B1, term loan 3.0075% 7/6/14 (f)	932,663	872,039
Neiman Marcus Group, Inc. term loan 2.291% 4/6/13 (f)	959,030	812,778
		1,684,817
Technology - 2.5%
Avaya, Inc. term loan 3.0106% 10/26/14 (f)	8,193,959	6,903,385
First Data Corp. Tranche B1, term loan 2.9898% 9/24/14 (f)	573,118	477,121
Freescale Semiconductor, Inc. term loan:
1.9935% 12/1/13 (f)	2,340,965	1,925,444
12.5% 12/15/14	1,511,389	1,560,509
SunGard Data Systems, Inc. term loan 1.9916% 2/28/14 (f)	1,246,179	1,134,023
		12,000,482
Telecommunications - 0.4%
FairPoint Communications, Inc.:
Tranche A, term loan 4.75% 3/31/14 (b)(f)	103,231	79,488
Tranche B, term loan 5% 3/31/15 (b)(f)	685,000	527,450
Intelsat Jackson Holdings Ltd. term loan 3.2416% 2/1/14 (f)	1,740,000	1,535,550
		2,142,488
TOTAL FLOATING RATE LOANS (Cost $66,504,683)		68,384,656
Money Market Funds - 1.8%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (g) (Cost $8,671,074)	8,671,074	$ 8,671,074
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $445,688,749)		479,572,218
NET OTHER ASSETS - 1.0%		4,811,994
NET ASSETS - 100%		$ 484,384,212
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,827,993 or 23.1% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,877
Other Information

The following is a summary of the inputs used, as of November 30, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 253,836	$ 253,836	$ -	$ -
Financials	2,268,915	1,676,015	592,900	-
Industrials	5,569	5,569	-	-
Information Technology	73,700	-	73,700	-
Materials	911,875	911,875	-	-
Corporate Bonds	398,939,731	-	398,864,127	75,604
Commercial Mortgage Securities	62,862	-	-	62,862
Floating Rate Loans	68,384,656	-	68,384,656	-
Money Market Funds	8,671,074	8,671,074	-	-
Total Investments in Securities:	$ 479,572,218	$ 11,518,369	$ 467,915,383	$ 138,466
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 143,854
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	6,847
Cost of Purchases	-
Proceeds of Sales	(2,145)
Amortization/Accretion	(10,090)
Transfers in/out of Level 3	-
Ending Balance	$ 138,466
The change in unrealized gain (loss) attributable to Level 3 securities at November 30, 2009	$ 6,847

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $441,685,432. Net unrealized appreciation aggregated $37,886,786, of which $51,800,843 related to appreciated investment securities and $13,914,057 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. For commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Specialized High Income
Central Fund

November 30, 2009

1.824030.104

SHI-QTLY-0110

Investments November 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 94.3%
	Principal Amount	Value
Convertible Bonds - 0.5%
Energy - 0.5%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 2,466,000	$ 2,080,071
Nonconvertible Bonds - 93.8%
Aerospace - 1.2%
BE Aerospace, Inc. 8.5% 7/1/18	840,000	869,400
Bombardier, Inc. 7.45% 5/1/34 (a)	775,000	672,313
Triumph Group, Inc. 8% 11/15/17 (a)	3,220,000	3,240,125
		4,781,838
Air Transportation - 3.5%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	2,184,000
6.977% 11/23/22	717,751	552,668
8.608% 10/1/12	1,120,000	1,064,000
10.375% 7/2/19	845,000	933,725
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	181,158	161,231
7.73% 9/15/12	45,200	43,392
7.875% 7/2/18	1,636,452	1,325,526
8.388% 5/1/22	84,040	75,636
9.798% 4/1/21	1,325,364	1,053,664
Continental Airlines, Inc. 9.25% 5/10/17	405,000	409,050
Delta Air Lines, Inc. pass-thru trust certificates:
7.57% 11/18/10	250,000	251,250
8.021% 8/10/22	2,301,903	2,014,165
8.954% 8/10/14	459,004	401,628
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	923,625	766,608
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,338,191	936,734
9.75% 1/15/17	1,865,000	1,897,638
12% 1/15/16 (a)	315,000	307,125
		14,378,040
Automotive - 0.2%
Navistar International Corp. 8.25% 11/1/21	760,000	746,700
Banks and Thrifts - 2.3%
Bank of America Corp. 8.125% (b)	4,915,000	4,300,625
Citigroup Capital XXI 8.3% 12/21/77 (b)	3,076,558	2,722,754
Fifth Third Capital Trust IV 6.65% 4/15/37 (b)	955,000	663,725
Zions Bancorp 7.75% 9/23/14	1,840,000	1,637,600
		9,324,704
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 0.6%
Belo Corp. 8% 11/15/16	$ 2,580,000	$ 2,583,225
Building Materials - 0.2%
Owens Corning:
6.5% 12/1/16	543,000	539,947
9% 6/15/19	330,000	358,050
		897,997
Cable TV - 6.1%
CSC Holdings, Inc.:
8.5% 4/15/14 (a)	1,025,000	1,072,406
8.5% 6/15/15 (a)	1,295,000	1,361,369
8.625% 2/15/19 (a)	3,040,000	3,237,600
EchoStar Communications Corp.:
6.625% 10/1/14	1,455,000	1,429,538
7% 10/1/13	6,645,000	6,603,469
7.125% 2/1/16	1,560,000	1,544,400
7.75% 5/31/15	705,000	717,338
UPC Germany GmbH 8.125% 12/1/17 (a)	3,010,000	3,002,475
Videotron Ltd.:
9.125% 4/15/18 (a)	800,000	860,000
9.125% 4/15/18	4,770,000	5,127,750
		24,956,345
Capital Goods - 2.0%
Case Corp. 7.25% 1/15/16	4,445,000	4,322,763
Case New Holland, Inc. 7.75% 9/1/13 (a)	1,885,000	1,885,000
Leucadia National Corp. 7.125% 3/15/17	1,710,000	1,615,950
Terex Corp. 8% 11/15/17	630,000	573,300
		8,397,013
Chemicals - 1.4%
NOVA Chemicals Corp.:
3.6494% 11/15/13 (b)	2,720,000	2,420,800
6.5% 1/15/12	3,545,000	3,474,100
		5,894,900
Containers - 1.3%
Ball Corp. 7.125% 9/1/16	290,000	295,800
Greif, Inc. 6.75% 2/1/17	5,275,000	5,064,000
		5,359,800
Diversified Financial Services - 0.9%
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	2,225,000	2,336,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Reynolds Group DL Escrow LLC 7.75% 10/15/16 (a)	$ 655,000	$ 658,275
Sprint Capital Corp. 8.75% 3/15/32	760,000	650,750
		3,645,275
Diversified Media - 2.2%
Interpublic Group of Companies, Inc. 6.25% 11/15/14	4,585,000	4,309,900
Lamar Media Corp. 9.75% 4/1/14	890,000	972,325
Liberty Media Corp.:
5.7% 5/15/13	2,260,000	2,127,225
8.25% 2/1/30	1,710,000	1,511,213
8.5% 7/15/29	130,000	117,488
		9,038,151
Electric Utilities - 6.2%
AES Corp.:
7.75% 3/1/14	3,370,000	3,386,850
7.75% 10/15/15	455,000	457,275
8% 10/15/17	1,710,000	1,710,000
9.75% 4/15/16 (a)	700,000	754,250
Aquila, Inc. 11.875% 7/1/12 (b)	95,000	110,472
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,330,000	1,330,000
Edison Mission Energy:
7% 5/15/17	1,820,000	1,328,600
7.2% 5/15/19	3,190,000	2,312,750
7.625% 5/15/27	1,945,000	1,283,700
Intergen NV 9% 6/30/17 (a)	3,630,000	3,766,125
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	2,175,000	2,169,563
NRG Energy, Inc.:
7.375% 2/1/16	435,000	430,650
8.5% 6/15/19	1,975,000	2,014,500
NSG Holdings II, LLC 7.75% 12/15/25 (a)	4,870,000	4,358,650
		25,413,385
Energy - 9.3%
Ashland, Inc. 9.125% 6/1/17 (a)	515,000	556,200
Chesapeake Energy Corp.:
6.5% 8/15/17	2,730,000	2,532,075
6.875% 1/15/16	1,860,000	1,748,400
7.25% 12/15/18	890,000	845,500
7.5% 9/15/13	495,000	495,000
7.5% 6/15/14	920,000	924,600
7.625% 7/15/13	2,560,000	2,579,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
9.5% 2/15/15	$ 4,125,000	$ 4,320,938
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	2,730,000	2,689,050
7.75% 5/15/17	1,540,000	1,513,050
Denbury Resources, Inc. 9.75% 3/1/16	515,000	544,613
Forest Oil Corp. 8.5% 2/15/14 (a)	645,000	659,513
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,942,750
Pioneer Natural Resources Co.:
6.65% 3/15/17	3,635,000	3,453,250
7.5% 1/15/20	1,255,000	1,233,038
Plains Exploration & Production Co.:
7% 3/15/17	6,465,000	6,157,913
7.625% 6/1/18	1,575,000	1,553,344
10% 3/1/16	1,540,000	1,663,200
Range Resources Corp.:
7.375% 7/15/13	1,000,000	1,018,750
7.5% 5/15/16	895,000	903,950
Southwestern Energy Co. 7.5% 2/1/18	1,005,000	1,037,663
		38,371,997
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16 (a)	415,000	415,000
Food and Drug Retail - 1.7%
Albertsons, Inc.:
7.45% 8/1/29	1,970,000	1,704,050
7.75% 6/15/26	190,000	167,200
8% 5/1/31	2,225,000	2,030,313
SUPERVALU, Inc.:
7.5% 5/15/12	165,000	169,538
8% 5/1/16	3,005,000	3,042,563
		7,113,664
Food/Beverage/Tobacco - 1.5%
Constellation Brands, Inc.:
7.25% 9/1/16	1,785,000	1,807,313
7.25% 5/15/17	1,955,000	1,959,888
8.375% 12/15/14	1,250,000	1,325,000
Del Monte Corp. 7.5% 10/15/19 (a)	1,175,000	1,180,875
		6,273,076
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 2.8%
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (a)(b)	$ 150,000	$ 100,688
8% 11/15/13 (a)	720,000	509,400
Mohegan Tribal Gaming Authority 7.125% 8/15/14	847,000	542,080
Scientific Games Corp.:
7.875% 6/15/16 (a)	1,135,000	1,115,138
9.25% 6/15/19	870,000	904,800
Seminole Hard Rock Entertainment, Inc. 2.799% 3/15/14 (a)(b)	1,220,000	988,200
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,130,000	1,107,400
7.25% 5/1/12	1,695,000	1,661,100
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	1,515,000	1,439,250
6.625% 12/1/14	2,960,000	2,812,000
7.875% 11/1/17 (a)	460,000	457,700
		11,637,756
Healthcare - 7.3%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (a)	645,000	706,275
HCA, Inc.:
7.875% 2/15/20 (a)	720,000	738,000
8.5% 4/15/19 (a)	2,510,000	2,644,913
9.125% 11/15/14	1,500,000	1,567,500
9.25% 11/15/16	4,655,000	4,911,025
9.625% 11/15/16 pay-in-kind (b)	6,821,000	7,196,155
9.875% 2/15/17 (a)	265,000	280,900
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,785,000	5,611,450
7% 1/15/16	1,675,000	1,591,250
Service Corp. International 7.5% 4/1/27	1,720,000	1,513,600
Ventas Realty LP:
6.5% 6/1/16	830,000	784,350
6.5% 6/1/16	980,000	926,100
6.625% 10/15/14	1,795,000	1,736,663
		30,208,181
Homebuilding/Real Estate - 4.9%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	12,295,000	12,049,079
8.125% 6/1/12	2,010,000	2,004,975
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
D.R. Horton, Inc. 6.5% 4/15/16	$ 1,405,000	$ 1,348,800
KB Home 5.875% 1/15/15	345,000	322,575
Lennar Corp.:
5.6% 5/31/15	1,060,000	961,950
12.25% 6/1/17	1,440,000	1,699,200
Ryland Group, Inc. 8.4% 5/15/17	1,590,000	1,681,425
		20,068,004
Hotels - 4.6%
Host Hotels & Resorts LP:
6.875% 11/1/14	545,000	525,925
9% 5/15/17 (a)	485,000	514,100
Host Marriott LP 7.125% 11/1/13	10,765,000	10,576,613
ITT Corp. 7.375% 11/15/15	1,280,000	1,302,400
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	1,870,000	1,902,725
7.15% 12/1/19	650,000	637,000
7.875% 5/1/12	1,765,000	1,866,488
7.875% 10/15/14	1,740,000	1,833,525
		19,158,776
Insurance - 0.3%
American International Group, Inc.:
5.05% 10/1/15	120,000	93,696
5.45% 5/18/17	265,000	201,611
5.6% 10/18/16	380,000	292,253
8.25% 8/15/18	235,000	202,998
Provident Companies, Inc. 7% 7/15/18	305,000	303,856
Unum Group 7.125% 9/30/16	10,000	10,518
		1,104,932
Leisure - 2.9%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	460,625
yankee:
7% 6/15/13	6,215,000	5,904,250
7.25% 6/15/16	4,290,000	4,005,788
7.5% 10/15/27	1,845,000	1,480,613
		11,851,276
Metals/Mining - 1.1%
Arch Coal, Inc. 8.75% 8/1/16 (a)	1,115,000	1,148,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Drummond Co., Inc.:
7.375% 2/15/16 (a)	$ 1,810,000	$ 1,701,400
9% 10/15/14 (a)	315,000	322,088
Massey Energy Co. 6.875% 12/15/13	1,510,000	1,487,350
		4,659,288
Paper - 4.6%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (a)	2,460,000	2,515,350
Cascades, Inc.:
7.25% 2/15/13	1,630,000	1,658,525
7.75% 12/15/17 (a)(c)	630,000	624,488
Domtar Corp.:
5.375% 12/1/13	2,260,000	2,158,300
7.125% 8/15/15	1,310,000	1,277,250
7.875% 10/15/11	44,000	45,980
10.75% 6/1/17	1,575,000	1,811,250
Georgia-Pacific Corp. 7% 1/15/15 (a)	3,645,000	3,686,006
Georgia-Pacific LLC 8.25% 5/1/16 (a)	820,000	869,200
Rock-Tenn Co.:
9.25% 3/15/16	1,485,000	1,600,088
9.25% 3/15/16 (a)	235,000	253,213
Verso Paper Holdings LLC/ Verso Paper, Inc. 11.5% 7/1/14 (a)	2,190,000	2,392,575
		18,892,225
Services - 0.9%
FTI Consulting, Inc.:
7.625% 6/15/13	2,370,000	2,381,850
7.75% 10/1/16	1,475,000	1,452,875
		3,834,725
Shipping - 0.2%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (a)	390,000	399,750
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	255,000	216,750
8.75% 12/1/13	290,000	294,713
		911,213
Specialty Retailing - 2.2%
Ltd. Brands, Inc. 8.5% 6/15/19 (a)	1,630,000	1,711,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Specialty Retailing - continued
NetFlix, Inc. 8.5% 11/15/17 (a)	$ 3,750,000	$ 3,843,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (a)	3,365,000	3,339,763
		8,895,013
Steels - 1.6%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,365,000	3,247,225
7.375% 11/1/12	3,385,000	3,376,538
		6,623,763
Super Retail - 1.6%
Federated Retail Holdings, Inc. 5.9% 12/1/16	5,925,000	5,599,125
Macy's Retail Holdings, Inc. 8.875% 7/15/15	825,000	876,563
		6,475,688
Technology - 5.0%
Jabil Circuit, Inc.:
7.75% 7/15/16	1,135,000	1,169,050
8.25% 3/15/18	1,455,000	1,536,844
Lucent Technologies, Inc.:
6.45% 3/15/29	3,665,000	2,822,050
6.5% 1/15/28	10,000	7,700
Seagate Technology HDD Holdings 6.8% 10/1/16	4,075,000	3,891,625
Seagate Technology International 10% 5/1/14 (a)	1,735,000	1,899,825
Xerox Capital Trust I 8% 2/1/27	9,690,000	9,496,200
		20,823,294
Telecommunications - 13.1%
Cincinnati Bell, Inc. 8.25% 10/15/17	980,000	970,200
Citizens Communications Co.:
7.875% 1/15/27	360,000	320,400
9% 8/15/31	4,385,000	4,286,338
Cricket Communications, Inc. 7.75% 5/15/16 (a)	2,380,000	2,344,300
Frontier Communications Corp.:
8.125% 10/1/18	1,405,000	1,406,827
8.25% 5/1/14	1,745,000	1,803,894
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	1,465,000	1,538,250
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (a)	270,000	272,700
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	837,125
6.875% 10/31/13	4,865,000	4,621,750
7.375% 8/1/15	4,850,000	4,486,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
NII Capital Corp. 10% 8/15/16 (a)	$ 1,915,000	$ 2,015,538
Qwest Capital Funding, Inc. 7.25% 2/15/11	795,000	800,963
Qwest Communications International, Inc.:
7.5% 2/15/14	2,005,000	1,984,950
8% 10/1/15 (a)	1,380,000	1,380,000
Qwest Corp.:
3.549% 6/15/13 (b)	1,795,000	1,685,056
6.5% 6/1/17	500,000	477,500
7.5% 10/1/14	1,260,000	1,278,900
7.625% 6/15/15	1,240,000	1,261,700
8.375% 5/1/16 (a)	1,535,000	1,600,238
Sprint Capital Corp.:
6.875% 11/15/28	2,400,000	1,800,000
7.625% 1/30/11	3,165,000	3,196,650
8.375% 3/15/12	1,140,000	1,165,650
Sprint Nextel Corp.:
6% 12/1/16	3,100,000	2,673,750
8.375% 8/15/17	1,225,000	1,194,375
U.S. West Communications:
6.875% 9/15/33	1,895,000	1,610,750
7.5% 6/15/23	2,500,000	2,256,250
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	4,140,000	4,554,000
		53,824,304
TOTAL NONCONVERTIBLE BONDS		386,559,548
TOTAL CORPORATE BONDS (Cost $371,716,738)		388,639,619
Floating Rate Loans - 4.0%

Automotive - 1.5%
Federal-Mogul Corp.:
Tranche B, term loan 2.1775% 12/27/14 (b)	4,244,687	3,204,739
Tranche C, term loan 2.1775% 12/27/15 (b)	2,384,028	1,752,260
Ford Motor Co. term loan 3.2869% 12/15/13 (b)	1,475,000	1,296,156
		6,253,155
Floating Rate Loans - continued
	Principal Amount	Value
Electric Utilities - 1.2%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2341% 3/30/12 (b)	$ 319,179	$ 290,453
term loan 3.2825% 3/30/14 (b)	2,567,322	2,336,263
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B3, term loan 3.7419% 10/10/14 (b)	2,894,602	2,142,005
		4,768,721
Entertainment/Film - 0.5%
Zuffa LLC term loan 2.3125% 6/19/15 (b)	2,299,549	2,058,097
Healthcare - 0.3%
PTS Acquisition Corp. term loan 2.4841% 4/10/14 (b)	913,737	767,539
RehabCare Group, Inc. Tranche B, term loan 6% 11/19/15 (b)	600,000	591,000
		1,358,539
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,615,588
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.2416% 2/1/14 (b)	385,000	339,763
Textiles & Apparel - 0.0%
Hanesbrands, Inc. Tranche 2LN, term loan 3.9663% 3/5/14 (b)	95,000	94,050
TOTAL FLOATING RATE LOANS (Cost $16,693,638)		16,487,913
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.15%, dated 11/30/09 due 12/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $3,008,000)	$ 3,008,013	3,008,000
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $391,418,376)		408,135,532
NET OTHER ASSETS - 1.0%		4,189,604
NET ASSETS - 100%		$ 412,325,136
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,752,562 or 19.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,008,000 due 12/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 170,177
Banc of America Securities LLC	340,353
Bank of America, NA	170,177
Barclays Capital, Inc.	340,353
Credit Suisse Securities (USA) LLC	216,939
Deutsche Bank Securities, Inc.	356,649
HSBC Securities (USA), Inc.	477,380
ING Financial Markets LLC	85,088
J.P. Morgan Securities, Inc.	170,177
Mizuho Securities USA, Inc.	170,177
Morgan Stanley & Co., Inc.	170,177
Societe Generale, New York Branch	340,353
$ 3,008,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At November 30, 2009, the cost of investment securities for income tax purposes was $388,373,037. Net unrealized appreciation aggregated $19,762,495, of which $27,224,904 related to appreciated investment securities and $7,462,409 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds and floating rate loans pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Certain of the Fund's securities may be valued by a single source or dealer. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 29, 2010